Subsequent Events - Additional Information (Detail) $ in Thousands		6 Months Ended
	Aug. 02, 2016 USD ($) m³	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Subsequent Event [Line Items]
Payment for property plant and equipment		$ 1,141	$ 1,868
Subsequent Event [Member] | Semi Refrigerated [Member]
Subsequent Event [Line Items]
Gas carrier cargo capacity | m³	37,300
Payment for property plant and equipment	$ 54,600
Construction price percentage	70.00%